Expense Example, No Redemption (Vanguard Global Minimum Volatility Fund, USD $)	0 Months Ended
Dec. 12, 2013
Vanguard Global Minimum Volatility Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
Vanguard Global Minimum Volatility Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	31
3 YEAR	$ 97